Annual Total Returns[BarChart] - Transamerica Market Participation Strategy VP - Service	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.30%	8.04%	(3.24%)	4.16%	10.79%	(2.73%)	18.58%	20.33%